UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter      September 30, 2010
 Ended:                                       ------------------------------

 Check here if Amendment / /;      Amendment
 Number:                                          -----------------
   This Amendment (Check only one.):     / /is a restatement.
                                         / /adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:     Graham Partners, L.P.
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           666 Fifth Avenue
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           37th Floor
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           New York, NY 10103
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 Form 13F File Number:
 28-                        06273
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:     Harold W. Berry III
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 Title:    Managing Member
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 Phone:    (212) 808-7430
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Signature, Place, and Date of Signing:

 /s/ Harold W. Berry III           New York, NY            November 15, 2010
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       [Signature]                 [City, State]                [Date]

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

 Form 13F File Number       Name
 28-       12251            Harber Asset Management, LLC
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